Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate					$ (15,432)	$ (28,354)
Tax at federal statutory rate, precentage	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)
State, net of federal benefit					$ 12,779	$ (6,507)
State, net of federal benefit, precentage					17.40%	(4.80%)
Stock based compensation					$ 3,327	$ 967
Stock based compensation, precentage					3.80%	0.70%
Fair value adjustments					$ (7,593)	$ (3,555)
Fair value adjustments, precentage					(9.60%)	(2.40%)
Research and development credits						$ (1,121)
Research and development credits, precentage						(0.80%)
Section 382 Limitation					$ 14,583
Section 382 Limitation, precentage					19.80%
Other					$ (745)	$ 675
Other, precentage					(1.00%)	0.20%
Change in valuation allowance					$ (6,939)	$ 37,895
Change in valuation allowance, precentage					(9.40%)	28.10%
Total provision for income taxes	$ 89	$ (4)	$ 97		$ (20)
Total provision for income taxes, precentage